Debt - Activity Related to Secured Promissory Note (Parenthetical) (Detail) (October 2012 Junior secured promissory notes [Member], USD $)	Mar. 31, 2014	Dec. 31, 2013
October 2012 Junior secured promissory notes [Member]
Debt Instrument [Line Items]
Promissory notes, issued	$ 3,750,000	$ 3,750,000